Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES [Abstract]:
Voyage revenue	$ 382,155	$ 353,151	$ 399,939
EXPENSES [Abstract]:
Voyage expenses	(4,218)	(2,076)	(3,075)
Voyage expenses-related parties	(2,877)	(410)	0
Vessels' operating expenses	(110,359)	(102,771)	(114,515)
Charter agreement early termination fee	0	(9,500)	0
General and administrative expenses	(3,958)	(1,065)	(1,236)
General and administrative expenses-related parties	(1,000)	(159)	(480)
Management fees-related parties	(15,349)	(11,256)	(12,231)
Amortization of dry-docking and special survey costs	(8,139)	(8,465)	(7,986)
Depreciation	(78,803)	(70,887)	(71,148)
Gain on sale/disposal of vessels, net	13,077	9,588	2,854
Foreign exchange gains / (losses)	133	(273)	(535)
Operating income	170,662	155,877	191,587
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	477	1,449	2,672
Interest and finance costs	(75,441)	(71,949)	(86,817)
Other	603	306	3,892
Gain (loss) on derivative instruments	(8,709)	(4,459)	5,595
Total other income (expenses)	(83,070)	(74,653)	(74,658)
Net Income	$ 87,592	$ 81,224	$ 116,929
Earnings per common share, basic and diluted	$ 1.45	$ 1.65	$ 2.49
Weighted average number of shares, basic and diluted	60,300,000	49,113,425	47,000,000